Fair Value Measurements Nonrecurring Measurements (Details) - USD ($) $ in Millions																1 Months Ended		3 Months Ended				12 Months Ended
		Jun. 30, 2021 [1]	Dec. 31, 2020		Mar. 31, 2020		Dec. 31, 2019		Sep. 30, 2019		Aug. 31, 2019	Jun. 30, 2019 [3]	Mar. 31, 2019 [4]	Mar. 17, 2019		Mar. 31, 2020		Mar. 31, 2020		Mar. 31, 2019		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets (Note 17)																						$ 2	$ 182		$ 464
Impairment of equity-method investments																						0	1,046		186
Share Price Change																26.00%		40.00%
Goodwill, Impairment Loss																						0	187		0
Noncontrolling Interests
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets							$ 209
Goodwill, Impairment Loss																		$ 65
Fair Value, Nonrecurring [Member] | Level 3 [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Goodwill, Impairment Loss																		187
Fair Value, Nonrecurring [Member] | Level 3 [Member] | Property, plant, and equipment, net [Member] | Transmission And Gulf Of Mexico [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of property, plant, and equipment		$ 1	$ 42	[1]			22	[2]															42	[1]	22	[2]
Fair Value, Nonrecurring [Member] | Level 3 [Member] | Property, plant, and equipment, net [Member] | West [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of property, plant, and equipment												$ 40	$ 0							$ 0	[4]
Fair Value, Nonrecurring [Member] | Level 3 [Member] | Investments [Member] | Transmission And Gulf Of Mexico [Member] | Discovery Producer Services LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of investment	[5]				$ 367											$ 367		367
Fair Value, Nonrecurring [Member] | Level 3 [Member] | Investments [Member] | Northeast G And P [Member] | Blue Racer Midstream Holdings LLC
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of investment	[5]				191											191		191
Fair Value, Nonrecurring [Member] | Level 3 [Member] | Investments [Member] | Northeast G And P [Member] | Aux Sable Liquid Products LP [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of investment	[5]				7											7		7
Fair Value, Nonrecurring [Member] | Level 3 [Member] | Investments [Member] | Northeast G And P [Member] | Laurel Mountain Midstream, LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of investment					236	[5]			$ 242	[6]						236	[5]	236	[5]
Fair Value, Nonrecurring [Member] | Level 3 [Member] | Investments [Member] | West [Member] | Rocky Mountain Midstream Holdings LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of investment			421	[7]	557	[8]										557	[8]	557	[8]				421	[7]
Fair Value, Nonrecurring [Member] | Level 3 [Member] | Investments [Member] | West [Member] | Brazos Permian II, LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of investment	[8]				0											$ 0		$ 0
Fair Value, Nonrecurring [Member] | Level 2 [Member] | Property, plant, and equipment, net [Member] | West [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of property, plant, and equipment	[3]						25																		25
Fair Value, Nonrecurring [Member] | Level 2 [Member] | Property Plant And Equipment, Net And Intangible Assets, Net Of Accumulated Amortization [Member] | Northeast G And P [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Property Plant And Equipment And Intangibles, Fair Value Disclosure	[9]		5																				5
Fair Value, Nonrecurring [Member] | Level 2 [Member] | Investments [Member] | Northeast G And P [Member] | Pennant Midstream, LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of investment	[10]										$ 11
Fair Value, Nonrecurring [Member] | Level 2 [Member] | Investments [Member] | Northeast G And P [Member] | Utica East Ohio Midstream, LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of investment	[11]													$ 1,210
Impairment Of Certain Assets [Member] | Fair Value, Nonrecurring [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets (Note 17)																						2	182		464
Impairment Of Certain Assets [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets	[12]																								19
Impairment Of Certain Assets [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member] | Transmission And Gulf Of Mexico [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets		$ 2	170	[1]			354	[2]
Impairment Of Certain Assets [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member] | West [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets												$ 59	$ 12
Impairment Of Certain Assets [Member] | Fair Value, Nonrecurring [Member] | Level 2 [Member] | Northeast G And P [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets (Note 17)	[9]		12
Impairment Of Certain Assets [Member] | Fair Value, Nonrecurring [Member] | Level 2 [Member] | West [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets	[3]						$ 20
Impairment Of Equity-Method Investments [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments																									(1)
Impairment Of Equity-Method Investments [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member] | Transmission And Gulf Of Mexico [Member] | Discovery Producer Services LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments	[5]				97
Impairment Of Equity-Method Investments [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member] | Northeast G And P [Member] | Blue Racer Midstream Holdings LLC
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments	[5]				229
Impairment Of Equity-Method Investments [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member] | Northeast G And P [Member] | Aux Sable Liquid Products LP [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments	[5]				39
Impairment Of Equity-Method Investments [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member] | Northeast G And P [Member] | Laurel Mountain Midstream, LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments					10	[5]			$ 79	[6]
Impairment Of Equity-Method Investments [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member] | West [Member] | Rocky Mountain Midstream Holdings LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments			$ 108	[7]	243	[8]
Impairment Of Equity-Method Investments [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member] | West [Member] | Brazos Permian II, LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments	[8]				$ 193
Impairment Of Equity-Method Investments [Member] | Fair Value, Nonrecurring [Member] | Level 2 [Member] | Northeast G And P [Member] | Pennant Midstream, LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments	[10]										$ 17
Impairment Of Equity-Method Investments [Member] | Fair Value, Nonrecurring [Member] | Level 2 [Member] | Northeast G And P [Member] | Utica East Ohio Midstream, LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments														$ 74	[11]					$ 74
Impairment Of Equity-Method Investments [Member] | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments																						$ 0	$ 1,046		$ 186
Measurement Input, Discount Rate [Member] | Rocky Mountain Midstream Holdings LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Investments Fair Value Inputs			18.00%		17.00%											17.00%		17.00%					18.00%
Measurement Input, Discount Rate [Member] | Brazos Permian II, LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Investments Fair Value Inputs					17.00%											17.00%		17.00%
Measurement Input, Discount Rate [Member] | Laurel Mountain Midstream, LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Investments Fair Value Inputs									10.20%
Measurement Input, Discount Rate [Member] | Appalachia Midstream Services LLC And Laurel Mountain Midstream LLC And Discovery Producer Services LLC [Member] | Minimum [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Investments Fair Value Inputs					9.70%											9.70%		9.70%
Measurement Input, Discount Rate [Member] | Appalachia Midstream Services LLC And Laurel Mountain Midstream LLC And Discovery Producer Services LLC [Member] | Maximum [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Investments Fair Value Inputs					13.50%											13.50%		13.50%
Measurement Input, Discount Rate [Member] | Appalachia Midstream Services LLC And Laurel Mountain Midstream LLC And Discovery Producer Services LLC [Member] | Weighted Average [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Investments Fair Value Inputs					12.60%											12.60%		12.60%
Measurement Input, EBITDA Multiple [Member] | Blue Racer Midstream Holdings LLC And Aux Sable Liquid Products LP | Minimum [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Investments Fair Value Inputs					500.00%											500.00%		500.00%
Measurement Input, EBITDA Multiple [Member] | Blue Racer Midstream Holdings LLC And Aux Sable Liquid Products LP | Maximum [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Investments Fair Value Inputs					620.00%											620.00%		620.00%
Measurement Input, EBITDA Multiple [Member] | Blue Racer Midstream Holdings LLC And Aux Sable Liquid Products LP | Weighted Average [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Investments Fair Value Inputs					600.00%											600.00%		600.00%
Williams Companies Inc [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member] | Investments [Member] | Northeast G And P [Member] | Appalachia Midstream Services, LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair value of investment					$ 2,700	[5]			$ 102	[13]						$ 2,700	[5]	$ 2,700	[5]
Williams Companies Inc [Member] | Impairment Of Equity-Method Investments [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member] | Northeast G And P [Member] | Appalachia Midstream Services, LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments					$ 127	[5]			$ 17	[13]
Williams Companies Inc [Member] | Measurement Input, Discount Rate [Member] | Appalachia Midstream Services, LLC [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Investments Fair Value Inputs									9.00%

[1]	Relates to capitalized project development costs for the Northeast Supply Enhancement project. As previously disclosed, approvals required for the project from the New York State Department of Environmental Conservation and the New Jersey Department of Environmental Protection have been denied and we have not refiled at this time. Beginning in May 2020, we discontinued capitalization of costs related to this project. Considering that the customer precedent agreements and FERC certificate for the project remain in effect, we had previously concluded that the probability of completing the project was sufficient to not require impairment. However, developments in the political and regulatory environments caused us to slightly lower that assessed probability such that the capitalized project costs now required impairment. The estimated fair value of the materials within the capitalized project costs at December 31, 2020 considered other internal uses and salvage values for the Property, plant, and equipment – net. The remaining capitalized costs were determined to have no fair value. The estimated fair value of certain capitalized project costs at June 30, 2021, was determined by a market approach, which incorporated an indication of interest by a third-party.
[2]	Relates to the Constitution proposed pipeline project extending from Susquehanna County, Pennsylvania, to the Iroquois Gas Transmission and the Tennessee Gas Pipeline systems in New York. Although Constitution received a certificate of public convenience and necessity from the FERC to construct and operate the proposed pipeline and obtained, among other approvals, a waiver of the water quality certification under Section 401 of the Clean Water Act for the New York portion of the project, the members of Constitution, following extensive evaluation and discussion, determined that the underlying risk-adjusted return for this greenfield pipeline project had diminished in such a way that further development was no longer supported. The estimated fair value of the Property, plant, and equipment – net was based on probability-weighted third-party quotes. Our partners’ $209 million share of this impairment is reflected within Net income (loss) attributable to noncontrolling interests in our Consolidated Statement of Income.
[3]	Relates to a gas gathering system in the Eagle Ford Shale region for which we expected declines in asset utilization and possible idling of the gathering system. As a result, we measured the fair value of these assets at December 31, 2019 using a market approach. These inputs resulted in a fair value measurement within Level 2 of the fair value hierarchy. The estimated fair value of the Property, plant, and equipment – net at June 30, 2019, was determined using a market approach, which incorporated indications of interest from third parties.
[4]	Reflects impairment of Property, plant, and equipment – net that is no longer in use for which the fair value was determined to be lower than the carrying value.
[5]	Following the previously described declining market conditions during the first quarter of 2020, we evaluated these investments for other-than-temporary impairment. The impairments within our Northeast G&P segment are primarily associated with operations in wet-gas areas where producer drilling activities are influenced by NGL prices which historically trend with crude oil prices. The fair values of our investments in BRMH and Aux Sable Liquid Products LP (Aux Sable) were estimated using a market approach, reflecting valuation multiples ranging from 5.0x to 6.2x EBITDA (weighted-average 6.0x). The fair values of the other investments, including gathering systems that are part of Appalachia Midstream Investments, were estimated using an income approach, with discount rates ranging from 9.7 percent to 13.5 percent (weighted-average 12.6 percent). We also considered any debt held at the investee level, and its impact to fair value. The assumed valuation multiples and industry weighted-average discount rates utilized were both significantly influenced by the market declines previously discussed.
[6]	Relates to a gas gathering system in the Marcellus Shale region that was adversely impacted by lower sustained forward natural gas price expectations and changes in expected producer activity. The estimated fair value was determined using an income approach. We utilized a discount rate of 10.2 percent in our analysis.
[7]	During the fourth quarter of 2020, RMM renegotiated service contracts with a significant customer in connection with the customer’s Chapter 11 bankruptcy proceedings. The renegotiated contracts result in lower service rates and lower projected future cash flows. As a result, we evaluated this investment for other-than-temporary impairment. The fair value was measured using an income approach. We utilized a discount rate of 18 percent in our analysis
[8]	Following the previously described declining market conditions during the first quarter of 2020, we evaluated these investments for other-than-temporary impairment. The fair value was measured using an income approach. Both investees operate in primarily oil-driven basins where significant expected reductions in producer activities led to reduced estimates of expected future cash flows. Our fair value estimates also reflected discount rates of approximately 17 percent for these investments. We also considered any debt held at the investee level, and its impact to fair value. The industry weighted-average discount rates utilized were significantly influenced by the market declines previously discussed.
[9]	Relates to a gathering system in the Marcellus Shale region, that was sold in 2021. The estimated fair value of the Property, plant, and equipment – net and Intangible assets – net of accumulated amortization was determined using a market approach, which incorporated an indication of interest by a third party. These inputs resulted in a fair value measurement within Level 2 of the fair value hierarchy.
[10]	The estimated fair value of Pennant Midstream, LLC (Pennant) was determined by a market approach based on recent observable third-party transactions. These inputs resulted in a fair value measurement within Level 2 of the fair value hierarchy.
[11]	The estimated fair value at March 17, 2019, was determined by a market approach based on the transaction price for the purchase of the remaining interest in UEOM as finalized just prior to the signing and closing of the acquisition in March 2019 (see Note 3 – Acquisitions). These inputs resulted in a fair value measurement within Level 2 of the fair value hierarchy.
[12]	Reflects multiple individually insignificant impairments and write-downs of other certain assets that may no longer be in use or are surplus in nature for which the fair value was determined to be lower than the carrying value.
[13]	Relates to a certain gathering system held in Appalachia Midstream Investments that was adversely impacted by changes in the timing of expected producer activity. The estimated fair value was determined using an income approach. We utilized a discount rate of 9 percent in our analysis.